Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
January 31, 2025
TQG-NPRT1-0425
1.813068.120
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 5.0%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
PrairieSky Royalty Ltd	4,950,000	92,164,310
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 3.1%
Celestica Inc (United States) (a)	1,156,000	142,731,320
TOTAL CANADA		234,895,630
UNITED STATES - 93.8%
Communication Services - 13.3%
Interactive Media & Services - 12.9%
Alphabet Inc Class A	1,199,000	244,619,980
Meta Platforms Inc Class A	513,000	353,549,340
		598,169,320
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	81,019	18,874,996
TOTAL COMMUNICATION SERVICES		617,044,316

Consumer Discretionary - 15.4%
Automobile Components - 3.6%
Modine Manufacturing Co (a)	1,660,659	168,473,856
Automobiles - 2.2%
Tesla Inc (a)	255,000	103,173,000
Broadline Retail - 7.1%
Amazon.com Inc (a)	1,371,000	325,859,280
Diversified Consumer Services - 0.7%
Service Corp International/US	438,000	34,216,560
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp (a)	470,262	83,405,668
TOTAL CONSUMER DISCRETIONARY		715,128,364

Consumer Staples - 3.6%
Consumer Staples Distribution & Retail - 2.7%
Walmart Inc	1,251,000	122,798,160
Tobacco - 0.9%
Philip Morris International Inc	337,000	43,877,400
TOTAL CONSUMER STAPLES		166,675,560

Financials - 17.4%
Banks - 1.3%
M&T Bank Corp	314,000	63,189,360
Capital Markets - 8.6%
Bank of New York Mellon Corp/The	2,302,000	197,810,860
Northern Trust Corp	384,434	43,168,094
Robinhood Markets Inc Class A (a)	3,047,000	158,291,650
		399,270,604
Financial Services - 7.5%
Block Inc Class A (a)	1,554,000	141,134,280
Fiserv Inc (a)	956,971	206,744,015
		347,878,295
TOTAL FINANCIALS		810,338,259

Health Care - 9.2%
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp (a)	1,792,000	183,429,120
Pharmaceuticals - 5.3%
Eli Lilly & Co	304,000	246,568,320
TOTAL HEALTH CARE		429,997,440

Industrials - 7.8%
Electrical Equipment - 3.1%
Eaton Corp PLC	370,431	120,923,496
GE Vernova Inc	64,000	23,864,320
		144,787,816
Machinery - 1.6%
PACCAR Inc	406,000	45,017,280
Parker-Hannifin Corp	41,000	28,989,050
		74,006,330
Professional Services - 2.6%
TransUnion	1,236,000	122,673,000
Trading Companies & Distributors - 0.5%
United Rentals Inc	30,000	22,741,800
TOTAL INDUSTRIALS		364,208,946

Information Technology - 25.3%
Communications Equipment - 0.7%
Arista Networks Inc	270,000	31,112,100
IT Services - 2.5%
IBM Corporation	229,000	58,555,300
Kyndryl Holdings Inc (a)	1,510,035	57,320,929
		115,876,229
Semiconductors & Semiconductor Equipment - 10.8%
Broadcom Inc	649,000	143,604,230
Marvell Technology Inc	693,000	78,211,980
NVIDIA Corp	2,308,000	277,121,560
		498,937,770
Software - 8.5%
AppLovin Corp Class A (a)	358,000	132,313,220
Microsoft Corp	415,000	172,249,900
Oracle Corp	168,000	28,570,080
Rubrik Inc Class A (a)	864,000	63,305,280
		396,438,480
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	551,000	130,036,000
TOTAL INFORMATION TECHNOLOGY		1,172,400,579

Real Estate - 1.8%
Industrial REITs - 1.8%
Prologis Inc	715,000	85,263,749
TOTAL UNITED STATES		4,361,057,213
TOTAL COMMON STOCKS (Cost $2,976,265,478)		4,595,952,843

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $35,261,382)	4.37	35,254,331	35,261,382

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,011,526,860)	4,631,214,225
NET OTHER ASSETS (LIABILITIES) - 0.5%	21,332,503
NET ASSETS - 100.0%	4,652,546,728

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,328,900	440,273,228	425,340,746	498,570	-	-	35,261,382	35,254,331	0.1%
Fidelity Securities Lending Cash Central Fund	8,800,244	86,881,748	95,681,992	673	-	-	-	-	0.0%
Total	29,129,144	527,154,976	521,022,738	499,243	-	-	35,261,382	35,254,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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